Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 12, 2024 CAD ($) $ / shares shares	Feb. 02, 2024 $ / shares shares	Jan. 31, 2024 shares	Jan. 09, 2024 shares $ / shares shares	Feb. 29, 2024 shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share approved						3,134,800	3,430,000	1,405,000
Proceeds from issuing shares | $						$ 7,838	$ 10,864	$ 5,385
Events After Reporting Period [Member] | Newmont Corporation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint operation					100.00%
Events After Reporting Period [Member] | Newmont Corporation [Member] | Sirios Resources Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired business combination					30,392,372
Percentage of voting equity interests acquired					10.98%
Events After Reporting Period [Member] | Dolly Varden [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	5,450,000
Number of shares issued per share | $ / shares	$ 0.735
Proceeds from issuing shares | $	$ 4,006
Events After Reporting Period [Member] | Restricted Share Units [Member] | Directors Officers And Employee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			273,542	1,318,623
Fair value price per share | $ / shares				$ 0.8
Description of vesting requirements			vested on the same day and paid out as fully paid shares.	one third vesting annually on the anniversary and paid out as fully paid shares
Events After Reporting Period [Member] | Restricted Share Units [Member] | Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of vesting requirements				vesting quarterly in 2024
Number of share approved				235,080
Events After Reporting Period [Member] | Restricted Share Units [Member] | Consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Fair value price per share | $ / shares				$ 0.25
Description of vesting requirements				vesting over 18 months
Number of share approved				70,000
Events After Reporting Period [Member] | Restricted Share Units [Member] | Contractor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		75,000
Fair value price per share | $ / shares		$ 0.19
Description of vesting requirements		vesting over 18 months